United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-03586

                            Alliance Municipal Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO


Alliance Capital [LOGO](R)


ANNUAL REPORT
JUNE 30, 2003

STATEMENT OF NET ASSETS
June 30, 2003

                                  Alliance Municipal Trust - Virginia Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security(a)                          Yield               Value
-------------------------------------------------------------------------------
                 MUNICIPAL BONDS-79.6%
                 PUERTO RICO-4.6%
                 Puerto Rico
                 Commonwealth
                 Highway &
                 Transportation
                 Authority
                 Series 98A AMBAC
  $   200        7/01/28 (b)                           0.95%      $     200,000
                 Puerto Rico
                 Commonwealth TRAN
                 Series 02
    6,200        7/30/03                               2.50           6,205,488
                                                                  -------------
                                                                      6,405,488
                                                                  -------------
                 VIRGINIA-75.0%
                 Alexandria Educational
                 Facility Revenue IDA
                 (Church School Diocese
                 of Virginia)
                 Series 99
    2,000        1/01/30 (b)                           1.00           2,000,000
                 Arlington County
                 (Ballston Public
                 Parking Facility Project)
                 Series 84
    1,950        8/01/17 (b)                           0.95           1,950,000
                 Arlington County GO
                 (Public Improvement)
                 Series 03
    1,750        1/15/04                               1.10           1,758,423
                 Botetourt County IDR
                 (Virginia Forge Co.
                 Project)
                 Series 96 AMT
      800        7/01/11 (b)                           1.05             800,000
                 Brunswick County IDA
                 (Aegis Waste Solutions, Inc.)
                 Series 96 AMT
    5,200        1/01/17 (b)                           1.05           5,200,000
                 Campbell County PCR
                 (Georgia Pacific Power) AMT
    3,000        12/01/19 (b)                          1.05           3,000,000
                 Chesapeake Hospital
                 Authority
                 (Chesapeake
                 General Hospital)
                 Series 01A
    4,500        7/01/31 (b)                           1.00           4,500,000
                 Chesapeake Hospital
                 Authority
                 (Chesapeake
                 General Hospital)
                 Series 01B
    4,000        7/01/31 (b)                           1.00           4,000,000
                 Emporia IDA
                 (Toll VA III L.P. Project)
                 Series 99 AMT
    1,700        11/01/23 (b)                          1.10           1,700,000
                 Fairfax County IDR
                 (Fair Lakes/ D&K LP)
                 Series 96 AMT
    3,735        8/01/16 (b)                           1.10           3,735,000
                 Hampton
                 Redevelopment &
                 Housing Authority MFHR
                 (Township Apartments
                 Project)
                 Series 98
    4,000        10/15/32 (b)                          0.95           4,000,000
                 Harrisonburg Housing
                 Authority
                 (Misty Ridge Project)
                 Series 91A
    2,655        3/01/16 (b)                           1.04           2,655,000
                 Harrisonburg MFHR
                 (Huntington Village
                 Apartments Project)
                 Series 01 AMT
    5,500        8/15/33 (b)                           0.98           5,500,000
                 Henrico EDA
                 (Infineon Technologies
                 Project)
                 Series 01 AMT
    4,000        3/01/31 (b)                           1.10           4,000,000
                 Henrico EDA
                 (White Oak
                 Semiconductor)
                 Series 00 AMT
    9,000        10/01/27 (b)                          1.05           9,000,000

                                  Alliance Municipal Trust - Virginia Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security(a)                          Yield               Value
-------------------------------------------------------------------------------
                 James City IDA MFHR
                 (Chambrel at
                 Williamsburg Project)
                 Series 02
   $1,000        11/15/32 (b)                          0.95%       $  1,000,000
                 James City IDR
                 (Greystone of
                 Virginia, Inc.)
                 Series 98 AMT
    3,900        9/01/08 (b)                           1.15           3,900,000
                 King George County
                 IDA
                 (Birchwood Power
                 Project)
                 Series 97 AMT
      700        3/01/27 (b)                           0.98             700,000
                 King George County
                 IDA SWDR
                 (Garnet of VA, Inc.)
                 Series 96 AMT
    7,490        9/01/21 (b)                           1.10           7,490,000
                 King George County
                 IDA SWDR
                 (King George
                 Landfill Project)
                 Series 03 AMT
    1,300        6/01/23 (b)                           1.05           1,300,000
                 Loudoun County IDA
                 (Atlantic Coast Airlines)
                 Series 01 AMT
    1,000        6/01/22 (b)                           1.05           1,000,000
                 Loudoun County IDA
                 (Howard Hughes Medical)
                 Series 03D
    3,010        2/15/38 (b)                           1.00           3,010,000
                 Louisa County IDA
                 (Pooled Financing)
                 Series 95
    1,050        1/01/20 (b)                           1.00           1,050,000
                 Metropolitan
                 Washington DC
                 Airport Authority
                 (Airport Systems
                 Revenue)
                 Series 02C FSA AMT
    6,000        10/01/21 (b)                          1.00           6,000,000
                 Nelson County IDA
                 (Taylor Ramsey Corp.)
                 Series 99 AMT
      790        8/01/09 (b)                           1.10             790,000
                 Newport News
                 Redevelopment &
                 Housing MFHR
                 (Springhouse
                 Apartments)
                 Series 01
    3,000        9/01/26 (b)                           0.95           3,000,000
                 Peninsula Ports
                 Authority
                 (Dominion Terminal
                 Project)
                 Series 87D
      500        7/01/16 (b)                           0.95             500,000
                 Richmond IDA
                 (Church School
                 in Diocese VA)
                 Series 02
    3,000        5/01/32 (b)                           1.00           3,000,000
                 Richmond
                 Redevelopment MFHR
                 (Tobacco Row)
                 Series 89B-2 AMT
    1,000        10/01/24 (b)                          1.08           1,000,000
                 Richmond
                 Redevelopment
                 MFHR
                 (Tobacco Row)
                 Series 89B-8 AMT
    3,555        10/01/24 (B)                          1.09           3,555,000
                 Suffolk IDA
                 Residential Care
                 Facility
                 (Lake Prince
                 Center Project)
                 Series 01
    6,600        10/01/31 (b)                          1.10           6,600,000
                 Suffolk Redevelopment
                 & Housing Authority
                 MFHR
                 (Oak Springs
                 Apartments)
                 Series 99
    2,000        12/01/19 (b)                          1.00           2,000,000

                                  Alliance Municipal Trust - Virginia Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security(a)                          Yield               Value
-------------------------------------------------------------------------------
                 Virginia Beach
                 Development Authority
                 (Chesapeake Bay
                 Academy)
                 Series 00 AMT
  $ 4,100        4/01/25 (b)                           1.05%      $   4,100,000
                                                                  -------------
                                                                    103,793,423
                                                                  -------------
                 Total Municipal Bonds
                 (amortized cost
                 $110,198,911)                                      110,198,911
                                                                  -------------
                 COMMERCIAL PAPER-20.7%
                 KENTUCKY-1.5%
                 Pendleton County
                 (Kentucky Association
                 of County Leasing)
    2,000        9/12/03                               1.05           2,000,000
                                                                  -------------
                 LOUISIANA-0.7%
                 Louisiana GO
                 Series 91A
    1,000        7/01/03                               1.15           1,000,000
                                                                  -------------
                 MASSACHUSETTS-2.5%
                 Massachusetts
                 Port Authority
                 Series 03B AMT
    1,000        10/09/03                              0.95           1,000,000
                 Massachusetts
                 Port Authority
                 Series 03B AMT
    1,000        7/08/03                               1.10           1,000,000
                 Massachusetts Water
                 Resources Authority
                 Series 94
    1,500        9/10/03                               0.95           1,500,000
                                                                  -------------
                                                                      3,500,000
                                                                  -------------
                 MINNESOTA-1.4%
                 St. Paul Metropolitan
                 Airport
                 Series A
    2,000        7/15/03                               1.10           2,000,000
                                                                  -------------
                 TEXAS-8.2%
                 Harris County Flood
                 Control District
                 (Contract Tax Notes)
                 Series F
    2,500        8/01/03                               1.05           2,500,000
                 Port Arthur Naval
                 District of Jefferson
                 County
                 (BASF Corp.)
    3,800        8/19/03                               1.10           3,800,000
                 TEXAS PUBLIC
                 Finance Authority
                 Series 02A
    2,900        9/09/03                               1.05           2,900,000
                 University of Texas
                 Board of Regents
                 (Permanent
                 University Fund)
                 Series 02A
    2,100        9/10/03                               1.05           2,100,000
                                                                  -------------
                                                                     11,300,000
                                                                  -------------
                 VIRGINIA-3.1%
                 Norfolk IDA
                 (Sentara Hospital)
    2,000        10/09/03                              0.90           2,000,000
                 Norfolk IDA
                 (Sentara Hospital)
    1,000        9/10/03                               1.05           1,000,000
                 Peninsula Ports
                 Authority
                 (Coal Terminal Revenue)
                 Series 87B
    1,335        7/10/03                               1.10           1,335,000
                                                                  -------------
                                                                      4,335,000
                                                                  -------------

                                  Alliance Municipal Trust - Virginia Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security(a)                          Yield               Value
-------------------------------------------------------------------------------
                 WEST VIRGINIA-3.3%
                 West Virginia Public
                 Energy Authority
                 (Morgantown Energy
                 Association Project)
                 Series 89A AMT
   $4,500        9/08/03                               1.05%      $   4,500,000
                                                                  -------------
                 Total Commercial Paper
                 (amortized cost
                 $28,635,000)                                        28,635,000
                                                                  -------------
                 TOTAL INVESTMENTS-100.3%
                 (amortized cost
                 $138,833,911)                                      138,833,911
                 Other assets less
                 liabilities-(0.3%)                                    (420,483)
                                                                  -------------
                 NET ASSETS-100%
                 (offering and redemption
                 price of $1.00 per share;
                 138,421,453 shares
                 outstanding)                                     $ 138,413,428
                                                                  =============


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMT - Alternative Minimum Tax

AMBAC - American Municipal Bond Assurance Corp.

EDA - Economic Development Authority

FSA - Financial Security Assurance

GO - General Obligation

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

MFHR - Multi-Family Housing Revenue

PCR - Pollution Control Revenue

SWDR - Solid Waste Disposal Revenue

TRAN - Tax & Revenue Anticipation Note

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2003

                                  Alliance Municipal Trust - Virginia Portfolio
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $ 1,873,385

EXPENSES
  Advisory fee (Note B)                            $   701,922
  Distribution assistance and administrative
    service (Note C)                                   628,741
  Custodian fees                                        82,457
  Audit and legal fees                                  45,201
  Transfer agency (Note B)                              43,141
  Printing                                              12,198
  Registration fees                                     12,007
  Trustees' fees                                         1,800
  Miscellaneous                                          6,237
                                                    -----------
  Total expenses                                     1,533,704
  Less: expense offset arrangement
    (Note B)                                               (11)
  Less: expenses waived and reimbursed
    (Note B)                                          (130,558)
                                                    -----------
  Net expenses                                                       1,403,135
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $   470,250
                                                                   ===========


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                  Alliance Municipal Trust - Virginia Portfolio
_______________________________________________________________________________

                                                  Year Ended       Year Ended
                                                 June 30, 2003    June 30, 2002
                                                ==============   ==============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $      470,250   $    1,257,220

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                               (470,250)      (1,257,220)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E)                             (3,871,094)     (17,209,023)
                                                --------------   --------------
  Total decrease                                    (3,871,094)     (17,209,023)

NET ASSETS
  Beginning of period                              142,284,522      159,493,545
                                                --------------   --------------
  End of period                                 $  138,413,428   $  142,284,522
                                                ==============   ==============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003

                                  Alliance Municipal Trust - Virginia Portfolio
_______________________________________________________________________________

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio (the "Portfolio"), Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2003, the contractual reimbursement amounted to $129,849. In addition, the Adviser voluntarily waived a portion of its fees in the amount of $709, for the period January 16 through January 21, 2003.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 2003.

                                  Alliance Municipal Trust - Virginia Portfolio
_______________________________________________________________________________

For the year ended June 30, 2003, the Portfolio's expenses were reduced by $11 under an expense offset arrangement with AGIS.

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2003, the distribution fee amounted to $350,961. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2003, such payments by the Portfolio amounted to $277,780, of which $93,500 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes  and Distributions to Shareholders

At June 30, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2003, the Portfolio had a capital loss carryforward of $8,025, of which $7,897 expires in 2004 and $128 expires in the year 2005. To the extent that any capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the years ended June 30, 2003, and 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2003, capital paid-in aggregated $138,421,453. Transactions, all at $1.00 per share, were as follows:


                                                  Year Ended       Year Ended
                                                   June 30,         June 30,
                                                     2003             2002
                                                ==============   ==============
Shares sold                                        248,518,679      208,512,225
Shares issued on reinvestment of dividends             470,250        1,257,220
Shares redeemed                                   (252,860,023)    (226,978,468)
                                                --------------   --------------
Net decrease                                        (3,871,094)     (17,209,023)
                                                ==============   ==============

FINANCIAL HIGHLIGHTS

                                  Alliance Municipal Trust - Virginia Portfolio
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                  Year Ended June 30,
                                            ---------------------------------------------------------------
                                                2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .003         .008         .029         .028         .023

LESS: DIVIDENDS
Dividends from net investment income           (.003)       (.008)       (.029)       (.028)       (.023)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
   net asset value (b)                           .33%         .82%        2.92%        2.84%        2.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $138,413     $142,285     $159,494     $131,928     $113,932
Ratio to average net assets of:
   Expenses, net of waivers and
      reimbursements                            1.00%        1.00%        1.00%        1.00%        1.00%
   Expenses, before waivers and
      reimbursements                            1.09%        1.07%        1.06%        1.07%        1.07%
   Net investment income (a)                     .34%         .84%        2.87%        2.81%        2.34%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT AUDITORS

                                  Alliance Municipal Trust - Virginia Portfolio
_______________________________________________________________________________

To the Board of Trustees and Shareholders of Alliance Municipal Trust - Virginia Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust-Virginia Portfolio (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003, by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the year ended June 30, 1999, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP
New York, New York
August 14, 2003

                                  Alliance Municipal Trust - Virginia Portfolio
_______________________________________________________________________________

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672


TRUSTEES

John D. Carifa, CHAIRMAN
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)


OFFICERS

John D. Carifa, CHAIRMAN
Susan L. Matteson, PRESIDENT
Drew A. Biegel, SENIOR VICE PRESIDENT
John R. Bonczek, SENIOR VICE PRESIDENT
Kathleen A. Corbet, SENIOR VICE PRESIDENT
Patricia Ittner, SENIOR VICE PRESIDENT
Robert I. Kurzweil, SENIOR VICE PRESIDENT
Doris T. Muller, SENIOR VICE PRESIDENT
William E. Oliver, SENIOR VICE PRESIDENT
Raymond J. Papera, SENIOR VICE PRESIDENT
William J. Fagan, VICE PRESIDENT
Linda N. Kelley, VICE PRESIDENT
Joseph R. LaSpina, VICE PRESIDENT
Eileen M. Murphy, VICE PRESIDENT
Maria C. Sazon, VICE PRESIDENT
Edmund P. Bergan, Jr., SECRETARY
Mark D. Gersten, TREASURER AND CHIEF FINANCIAL OFFICER
Thomas R. Manley, CONTROLLER


CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Members of the Audit Committee.

                                  Alliance Municipal Trust - Virginia Portfolio
_______________________________________________________________________________

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.


                                                                               PORTFOLIOS
                                                                                 IN FUND            OTHER
     NAME, AGE, ADDRESS                 PRINCIPAL                                COMPLEX        DIRECTORSHIPS
         OF TRUSTEE                   OCCUPATION(S)                            OVERSEEN BY         HELD BY
     (YEARS OF SERVICE)             DURING PAST 5 YEARS                          TRUSTEE           TRUSTEE
--------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE

John D. Carifa, 58,               President, Chief Operating Officer and a          113             None
1345 Avenue of the Americas       Director of ACMC, with which he has been
New York, NY 10105 (14)           associated since prior to 1998.

DISINTERESTED TRUSTEES

Sam Y. Cross, 76                  Formerly Executive Vice President of The           15             None
4046 Chancery Court, N.W.         Federal Reserve Bank of New York and
Washington, DC 20007 (11)         manager for foreign operations for The
                                  Federal Reserve System.

Charles H.P. Duell, 65            President of Middleton Place Foundation            15             None
Middleton Place Foundation,       and President of the Middleton Inn
4300 Ashley River Road            Company with which he has been
Charleston, SC 29414 (18)         associated since prior to 1998. He is
                                  also a Trustee Emeritus of the National
                                  Trust for Historic Preservation and formerly
                                  a Director of the Grand Teton Lodge Company
                                  and GRC, International and Chairman of The
                                  Board of Architectural Review of the City of
                                  Charleston.

William H. Foulk, Jr., 70         An Investment Adviser and an Independent          110             None
2 Sound View Drive, Suite 100     Consultant. He was formerly Senior
Greenwich, CT 06830 (19)          Manager of Barrett Associates, Inc., a
                                  registered investment adviser, with which
                                  he had been associated since prior to 1998.
                                  He was formerly Deputy Comptroller of the
                                  State of New York and, prior thereto,
                                  Chief Investment Officer of the New York Bank
                                  for Savings.

David K. Storrs, 59               President of Alternative Investment Group,         15             None
65 South Gate Lane                LLC (an investment firm). He was formerly
Southport, CT 06890               President of The Common Fund (investment
(14)                              management for educational institutions)
                                  with which he had been associated since prior
                                  to 1998.

Shelby White, 64,                 An author and financial journalist.                15             None
One Sutton Place South
New York, NY 10022 (11)


                                  Alliance Municipal Trust - Virginia Portfolio
_______________________________________________________________________________

OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.



     NAME, ADDRESS*               POSITION(S) HELD                          PRINCIPAL OCCUPATION
        AND AGE                      WITH FUND                              DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

John D. Carifa, 58                Chairman                        See biography above.

Susan L. Matteson, 40             President                       Senior Vice President of ACMC** and President
                                                                  Alliance Cash Management Services with which
                                                                  she has been associated since prior to 1998.

Kathleen A. Corbet, 43            Senior Vice President           Executive Vice President of ACMC** with which
                                                                  she has been associated since prior to 1998.

Drew A. Biegel, 52                Senior Vice President           Vice President of ACMC** with which he has
                                                                  been associated since prior to 1998.

John R. Bonczek, 43               Senior Vice President           Senior Vice President of ABIRM** with which he
                                                                  has been associated since prior to 1998.

Patricia Ittner, 52               Senior Vice President           Vice President of ACMC** with which she has been
                                                                  associated since prior to 1998.

Robert I. Kurzweil, 52            Senior Vice President           Vice President of ABIRM** with which he has been
                                                                  associated since prior to 1998.

Doris T. Muller, 39               Senior Vice President           Vice President of ABIRM** with which she has been
                                                                  associated since prior to 1998.

William E. Oliver, 53             Senior Vice President           Senior Vice President of ACMC** with which he has
                                                                  been associated since prior to 1998.

Raymond J. Papera, 47             Senior Vice President           Senior Vice President of ACMC** with which he has
                                                                  been associated since prior to 1998.

William J. Fagan, 41              Vice President                  Assistant Vice President of ACMC** with which he
                                                                  has been associated since prior to 1998.

Linda N. Kelley, 42               Vice President                  Assistant Vice President of ACMC** with which she
                                                                  has been associated since prior to 1998.

Joseph R. LaSpina, 42             Vice President                  Vice President of ABIRM** with which he has been
                                                                  associated since prior to 1998.

Eileen M. Murphy, 32              Vice President                  Vice President of ACMC** with which she has been
                                                                  associated since prior to 1998.

Maria C. Sazon, 37                Vice President                  Vice President of ACMC** with which she has been
                                                                  associated since prior to 1998.

Edmund P. Bergan, Jr., 53         Secretary                       Senior Vice President and the General Counsel of
                                                                  ABIRM** and AGIS** with which he has been associated
                                                                  since prior to 1998.


                                  Alliance Municipal Trust - Virginia Portfolio
_______________________________________________________________________________


     NAME, ADDRESS*               POSITION(S) HELD                          PRINCIPAL OCCUPATION
        AND AGE                      WITH FUND                              DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

Mark D. Gersten, 52               Treasurer and Chief             Senior Vice President of AGIS** and Vice
                                  Financial Officer               President of ABIRM** with which he has
                                                                  been associated since prior to 1998.

Thomas R. Manley, 51              Controller                      Vice President of ACMC** with which he
                                                                  has been associated since prior to 1998.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, ABIRM, ACL and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

                      (This page left intentionally blank.)

ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

OPTION |1| OPTION |2|

FUND CODE |2| |1| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------


Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.


AMTVAAR0603



ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance Municipal Trust

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003